COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 11, 2020	Oct. 02, 2017	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense			$ 7,571	$ 12,090	$ 37,328	$ 47,765
Carrying value of intangible assets			1,533,738		1,302,440	407,467
Impairment for intangible assets					0
Stock issued during period value			$ 397,999		$ 941,009	$ 320,000
Ownership percentage			99.99%		99.99%
Ares Resources Corporation [Member] | Maximum [Member]
Ownership percentage			5.00%		5.00%
Exchange Agreement [Member] | Ares Resources Corporation [Member]
Number of shares issued upon conversion		25,000,000
Number of shares converted		500,000
Number of shares converted, amount		$ 150,000
Shares issued, price per share		$ 0.006
Common Stock [Member]
Stock issued during period			90,299,152		174,019,679	420,000,000
Stock issued during period value			$ 90,299		$ 174,020	$ 420,000
Common Stock [Member] | Lancaster Brazil Fund [Member]
Stock issued during period	53,947,368
Stock issued during period value	$ 76,926
Common Stock [Member] | Exchange Agreement [Member]
Number of shares issued upon conversion		25,000,000